Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables [Abstract]
Trade and Other Receivables
7.	Trade and other receivables

(a)	This caption was made up as follows:

	Current		Non-current
	2020	2019	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)
Trade receivables (b)	73,366	100,201	-	-
Accounts receivable from Parent company and affiliates, note 27	2,212	1,171	-	-
Other accounts receivable (c)	1,913	12,973	-	386
Other receivables from sale of fixed assets	1,781	1,023	-	-
Loans granted	1,624	1,566	1,688	930
Interests receivables	1,375	408	-	-
Loans to employees	357	1,398	-	-
Funds restricted to tax payments	346	-	-	-
Indemnification from insurance	-	231	-	-
Allowance for expected credit losses (d)	(5,324)	(3,747)	-	-

Financial assets classified as receivables (e)	77,650	115,224	1,688	1,316
Value-added tax credit	6,443	4,956	3,319	3,157
Tax refund receivable	319	350	9,242	9,242
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)

Non-financial assets classified as receivables	6,762	5,306	3,527	3,365
	84,412	120,530	5,215	4,681

(b)	Trade receivables have current maturity (30 to 90 days) and those that are past-due are interest bearing.

(c)	As of December 31, 2019, it mainly included accounts receivable from a third party for the sale of regional and local public investment certificates (CIPRL) of S/9,900,000, which were charged in January 2020.

(d)	The movement of the allowance for expected credit losses is as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Opening balance	12,781	11,329	1,685
Additions	1,582	1,452	9,717
Recoveries	(5)	-	(62)
Write-off	-	-	(11)

Ending balance	14,358	12,781	11,329

As of December 31, 2020 and 2019, the additions correspond to the allowance for expected credit losses for trade receivables, which are presented in the “selling and distribution expenses” line of the consolidated statement of profit or loss. See notes 22 and 24.

(e)	The aging analysis of trade and other accounts receivable as of December 31, 2020 and 2019, is as follows:

As of December 31, 2020

		Neither past due	Past due but not impaired
	Total	nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss rate	6.3%	0.2%	10.8%	1.4%	4.2%	-	61.2%
Carrying amount 2020	84,662	68,044	1,943	5,665	1,134	-	7,876
Expected credit loss	5,324	167	209	79	48	-	4,821

As of December 31, 2019

		Neither past due	Past due but not impaired
	Total	nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss rate	3.1%	0.3%	0.5%	2.6%	1.0%	-	35.7%
Carrying amount 2019	120,287	96,072	12,525	531	1,635	-	9,524
Expected credit loss	3,747	256	59	14	16	-	3,402